Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
FIS Christian Stock Fund
Shareholder Report [Line Items]
Fund Name	FIS Christian Stock Fund
Class Name	FIS Christian Stock Fund
Trading Symbol	PRAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FIS Christian Stock Fund for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://faithinvestorservices.com/pray/. You can also request this information by contacting us at 1-833-833-1311.
Additional Information Phone Number	1-833-833-1311
Additional Information Website	https://faithinvestorservices.com/pray/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FIS Christian Stock Fund	$36	0.68%
[1]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://faithinvestorservices.com/pray/ for more recent performance information.
Net Assets	$ 66,521,693
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$66,521,693
Number of Holdings	70
Portfolio Turnover	7%
30-Day SEC Yield	0.75%
30-Day SEC Yield Unsubsidized	0.75%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	7.3%
NVIDIA Corp.	4.9%
Toll Brothers, Inc.	3.8%
Palo Alto Networks, Inc.	3.3%
Intuitive Surgical, Inc.	3.0%
Casey’s General Stores, Inc.	2.7%
GFL Environmental, Inc.	2.5%
Holcim AG	2.4%
ServiceNow, Inc.	2.4%
Graphic Packaging Holding Co.	2.0%

Updated Prospectus Web Address	https://faithinvestorservices.com/pray/
FIS Knights of Columbus Global Belief ETF
Shareholder Report [Line Items]
Fund Name	FIS Knights of Columbus Global Belief ETF
Class Name	FIS Knights of Columbus Global Belief ETF
Trading Symbol	KOCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FIS Knights of Columbus Global Belief ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://faithinvestorservices.com/fis-kocaa-etf-kocg/. You can also request this information by contacting us at 1-833-833-1311.
Additional Information Phone Number	1-833-833-1311
Additional Information Website	https://faithinvestorservices.com/fis-kocaa-etf-kocg/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FIS Knights of Columbus Global Belief ETF	$40	0.75%
[2]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://faithinvestorservices.com/fis-kocaa-etf-kocg/ for more recent performance information.
Net Assets	$ 26,652,888
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$26,652,888
Number of Holdings	83
Portfolio Turnover	9%
30-Day SEC Yield	0.79%
30-Day SEC Yield Unsubsidized	0.79%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.2%
First American Treasury Obligations Fund	4.2%
Alphabet, Inc.	2.7%
Meta Platforms, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Broadcom, Inc.	1.8%
Visa, Inc.	1.6%

Updated Prospectus Web Address	https://faithinvestorservices.com/fis-kocaa-etf-kocg/

[1]
*	Annualized

[2]
*	Annualized